Financial Instruments - Fair values and risk management (Details 1) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Early redemption rights [Member] | Profit or loss [Member]
IfrsStatementLineItems [Line Items]
Favorable changes	₩ 27,311	[1],[2]	₩ 43,698	[2],[3],[4]	₩ 62,935	[3]
Unfavorable changes	(26,418)	[1],[2]	(41,087)	[2],[3],[4]	(60,750)	[3]
Early redemption rights [Member] | Other comprehensive income or loss [Member]
IfrsStatementLineItems [Line Items]
Favorable changes		[1],[2]		[2],[3],[4]		[3]
Unfavorable changes		[1],[2]		[2],[3],[4]		[3]
Level 3 of fair value hierarchy [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-adjusted discount	15.23%		12.60%		14.43%
Level 3 of fair value hierarchy [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-adjusted discount	22.17%		19.80%		20.17%

[1]	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk-adjusted discount rates (-1%p~1%p).
[2]	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk-adjusted discount rates (-1%p~1%p).
[3]	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk free discount rates (-1%p~1%p).
[4]	For early redemption rights, changes in fair value are calculated by shifting principal unobservable input parameters such as correlation between risk free discount rates (-1%p~1%p).